Expense Example	Jul. 28, 2026 USD ($)
Hodges Fund | Hodges Fund Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 121
Expense Example, with Redemption, 3 Years	429
Expense Example, with Redemption, 5 Years	759
Expense Example, with Redemption, 10 Years	1,692
Hodges Small Cap Growth Fund | Hodges Small Cap Growth Fund Retail Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	815
Expense Example, with Redemption, 10 Years	1,819
Hodges Small Cap Growth Fund | Hodges Small Cap Growth Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	683
Expense Example, with Redemption, 10 Years	1,541
Hodges Small Cap Growth Fund | Hodges Small Cap Growth Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	571
Expense Example, with Redemption, 3 Years	889
Expense Example, with Redemption, 5 Years	1,229
Expense Example, with Redemption, 10 Years	2,187
Hodges Small Intrinsic Value Fund | Hodges Small Intrinsic Value Fund Retail Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	912
Expense Example, with Redemption, 10 Years	2,042
Hodges Small Intrinsic Value Fund | Hodges Small Intrinsic Value Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	427
Expense Example, with Redemption, 5 Years	778
Expense Example, with Redemption, 10 Years	1,766
Hodges Blue Chip Equity Income Fund | Hodges Blue Chip Equity Income Fund Retail Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	730
Expense Example, with Redemption, 10 Years	$ 1,609